NORTH COUNTRY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 72.3%
	AEROSPACE & DEFENSE — 2.1%
250,000	Boeing Company		2.2500	06/15/26	$ 257,027
1,000,000	Boeing Company		3.2500	03/01/28	1,052,629
500,000	General Dynamics Corporation		2.2500	11/15/22	509,641
					1,819,297
	APPAREL & TEXTILE PRODUCTS — 1.2%
1,000,000	Ralph Lauren Corporation		3.7500	09/15/25	1,102,550

	BANKING — 14.8%
500,000	Bank of America Corporation		4.1830	11/25/27	562,319
1,250,000	Bank of America Corporation(a)	US0003M + 1.190%	2.8840	10/22/30	1,325,004
500,000	Citigroup, Inc.		4.4500	09/29/27	572,790
1,000,000	JPMorgan Chase & Company		3.8750	09/10/24	1,088,982
1,000,000	JPMorgan Chase & Company		3.1250	01/23/25	1,071,414
500,000	JPMorgan Chase & Company		3.3000	04/01/26	546,114
1,500,000	Mitsubishi UFJ Financial Group, Inc.		3.1950	07/18/29	1,633,629
500,000	PNC Financial Services Group, Inc.		3.4500	04/23/29	558,542
1,500,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	1,512,053
500,000	US Bancorp		3.6000	09/11/24	543,982
500,000	US Bancorp		3.1000	04/27/26	544,742
2,000,000	Wells Fargo & Company		3.4500	02/13/23	2,087,215
1,000,000	Wells Fargo & Company		3.0000	02/19/25	1,067,417
					13,114,203
	BEVERAGES — 2.5%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		4.0000	04/13/28	2,278,424

	BIOTECH & PHARMA — 1.5%
1,000,000	Merck & Company, Inc.		2.8000	05/18/23	1,041,886
250,000	Pfizer, Inc.		2.7500	06/03/26	271,458
					1,313,344
	CABLE & SATELLITE — 1.1%
750,000	TCI Communications, Inc.		7.8750	02/15/26	967,948

NORTH COUNTRY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 72.3% (Continued)
	CHEMICALS — 2.7%
500,000	Air Products and Chemicals, Inc.	2.7500	02/03/23	$ 517,038
1,250,000	DuPont de Nemours, Inc.	4.2050	11/15/23	1,346,929
500,000	Linde, Inc.	2.4500	02/15/22	502,341
				2,366,308
	ELECTRIC UTILITIES — 2.5%
2,000,000	Georgia Power Company	3.2500	03/30/27	2,172,334

	ENTERTAINMENT CONTENT — 2.2%
300,000	TWDC Enterprises 18 Corporation	3.1500	09/17/25	326,283
1,500,000	Walt Disney Company	2.6500	01/13/31	1,594,633
				1,920,916
	FOOD — 2.3%
1,000,000	Hershey Company	1.7000	06/01/30	1,002,947
1,000,000	Hormel Foods Corporation	1.8000	06/11/30	1,003,612
				2,006,559
	HEALTH CARE FACILITIES & SERVICES — 1.3%
1,000,000	CVS Health Corporation	4.3000	03/25/28	1,152,669

	HOUSEHOLD PRODUCTS — 0.6%
500,000	Kimberly-Clark Corporation	2.4000	03/01/22	505,529

	INSTITUTIONAL FINANCIAL SERVICES — 5.0%
1,000,000	Bank of New York Mellon Corporation	3.2500	05/16/27	1,103,839
500,000	Goldman Sachs Group, Inc.	3.6250	01/22/23	523,053
500,000	Goldman Sachs Group, Inc.	3.8500	01/26/27	553,188
1,000,000	Morgan Stanley	3.6250	01/20/27	1,112,154
1,000,000	Morgan Stanley	3.9500	04/23/27	1,124,071
				4,416,305
	INSURANCE — 2.5%
1,000,000	American International Group, Inc.	3.9000	04/01/26	1,112,072
550,000	Berkshire Hathaway Finance Corporation	1.8500	03/12/30	559,792
500,000	MetLife, Inc.	3.0000	03/01/25	536,075
				2,207,939

NORTH COUNTRY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 72.3% (Continued)
	MACHINERY — 1.4%
1,000,000	Deere & Company	5.3750	10/16/29	$ 1,279,528

	MEDICAL EQUIPMENT & DEVICES — 1.1%
1,000,000	Stryker Corporation	1.9500	06/15/30	1,002,305

	OIL & GAS PRODUCERS — 4.2%
1,000,000	BP Capital Markets PLC	2.7500	05/10/23	1,038,970
1,000,000	BP Capital Markets PLC	3.5350	11/04/24	1,084,289
500,000	BP Capital Markets PLC	3.0170	01/16/27	538,859
1,000,000	Occidental Petroleum Corporation	3.4000	04/15/26	1,028,750
				3,690,868
	REAL ESTATE INVESTMENT TRUSTS — 2.5%
1,000,000	Simon Property Group, L.P.	3.5000	09/01/25	1,091,609
1,000,000	Simon Property Group, L.P.	3.3750	06/15/27	1,100,256
				2,191,865
	RETAIL - CONSUMER STAPLES — 0.3%
250,000	Target Corporation	2.5000	04/15/26	268,974

	RETAIL - DISCRETIONARY — 3.5%
750,000	Home Depot, Inc.	2.9500	06/15/29	822,098
1,000,000	Lowe's Companies, Inc.	3.1000	05/03/27	1,093,359
1,000,000	TJX Companies, Inc.	3.8750	04/15/30	1,157,486
				3,072,943
	SEMICONDUCTORS — 4.4%
500,000	Intel Corporation	2.4500	11/15/29	528,312
1,000,000	Intel Corporation	3.9000	03/25/30	1,162,460
1,250,000	NVIDIA Corporation	2.8500	04/01/30	1,354,811
800,000	Texas Instruments, Inc.	2.2500	09/04/29	835,603
				3,881,186
	SOFTWARE — 1.8%
500,000	Oracle Corporation	3.4000	07/08/24	535,545
500,000	Oracle Corporation	2.9500	04/01/30	530,623
500,000	Oracle Corporation	3.2500	05/15/30	544,923
				1,611,091

NORTH COUNTRY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 72.3% (Continued)
	TECHNOLOGY HARDWARE — 4.7%
1,000,000	Apple, Inc.	2.9000	09/12/27	$ 1,092,641
500,000	Apple, Inc.	1.4000	08/05/28	499,423
1,500,000	Apple, Inc.	1.6500	05/11/30	1,495,544
1,000,000	Cisco Systems, Inc.	3.5000	06/15/25	1,102,731
				4,190,339
	TELECOMMUNICATIONS — 3.2%
2,000,000	AT&T, Inc.	4.3500	03/01/29	2,321,297
500,000	Verizon Communications, Inc.	4.1500	03/15/24	541,565
				2,862,862
	TRANSPORTATION & LOGISTICS — 2.9%
1,750,000	Southwest Airlines Company	5.1250	06/15/27	2,047,668
500,000	Union Pacific Corporation	2.7500	04/15/23	516,704
				2,564,372
	TOTAL CORPORATE BONDS (Cost $61,536,199)			63,960,658

	U.S. GOVERNMENT & AGENCIES — 24.9%
	AGENCY FIXED RATE — 3.0%
773,472	Fannie Mae Pool MA3735	3.0000	08/01/29	814,610
582,452	Fannie Mae Pool MA3862	3.0000	12/01/29	615,829
1,139,476	Fannie Mae Pool MA3929	3.0000	02/01/30	1,205,733
				2,636,172
	GOVERNMENT SPONSORED — 21.9%
2,000,000	Federal Farm Credit Banks Funding Corporation	2.3500	08/14/24	2,113,779
500,000	Federal Farm Credit Banks Funding Corporation	3.1000	12/06/24	542,644
750,000	Federal Farm Credit Banks Funding Corporation	2.6200	11/17/25	811,925
1,000,000	Federal Farm Credit Banks Funding Corporation	2.8750	01/18/28	1,108,878
2,000,000	Federal Farm Credit Banks Funding Corporation	3.1500	04/03/28	2,253,839
1,500,000	Federal Farm Credit Banks Funding Corporation	3.7300	09/20/28	1,502,896
2,000,000	Federal Farm Credit Banks Funding Corporation	3.2700	03/22/29	2,033,419
2,000,000	Federal Home Loan Banks	2.7500	12/13/24	2,150,241
1,000,000	Federal Home Loan Banks	2.6250	09/12/25	1,080,387
1,000,000	Federal Home Loan Banks	2.6000	12/04/25	1,082,470

NORTH COUNTRY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.9% (Continued)
	GOVERNMENT SPONSORED — 21.9% (Continued)
500,000	Federal Home Loan Banks	2.7000	12/29/25	$ 543,873
1,000,000	Federal Home Loan Banks	3.2500	09/08/28	1,143,517
3,000,000	Federal Home Loan Banks	3.4000	03/14/29	3,052,807
				19,420,675
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,829,663)			22,056,847

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
1,741,048	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.01% (Cost $1,741,048)(b)			1,741,048

	TOTAL INVESTMENTS - 99.2% (Cost $84,106,910)			$ 87,758,553
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			717,577
	NET ASSETS - 100.0%			$ 88,476,130

LP	- Limited Partnership
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

US0003M	- ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on August 31, 2021.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2021.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2%
	APPAREL & TEXTILE PRODUCTS - 1.7%
12,000	NIKE, Inc.	$ 1,976,880
12,500	VF Corporation	955,875
		2,932,755
	ASSET MANAGEMENT - 2.2%
4,000	BlackRock, Inc.	3,773,160

	BANKING - 4.1%
87,000	Bank of America Corporation	3,632,250
23,000	JPMorgan Chase & Company	3,678,849
		7,311,099
	BEVERAGES - 1.3%
14,200	PepsiCo, Inc.	2,220,738

	BIOTECH & PHARMA - 4.8%
11,900	Amgen, Inc.	2,683,807
18,500	Johnson & Johnson	3,202,905
54,500	Pfizer, Inc.	2,510,815
		8,397,527
	CHEMICALS - 2.5%
2,700	Air Products and Chemicals, Inc.	727,677
3,900	Ecolab, Inc.	878,904
8,500	LyondellBasell Industries N.V.	852,975
6,300	Sherwin-Williams Company	1,913,121
		4,372,677
	COMMERCIAL SUPPORT SERVICES - 1.2%
13,500	Waste Management, Inc.	2,093,985

	CONSTRUCTION MATERIALS - 0.3%
3,000	Vulcan Materials Company	557,790

	DIVERSIFIED INDUSTRIALS - 1.3%
10,000	Honeywell International, Inc.	2,319,100

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	E-COMMERCE DISCRETIONARY - 4.9%
2,475	Amazon.com, Inc.(a)	$ 8,590,205

	ELECTRIC UTILITIES - 1.6%
8,000	Dominion Energy, Inc.	622,720
2,250	Duke Energy Corporation	235,485
11,700	NextEra Energy, Inc.	982,683
13,750	Southern Company	903,788
		2,744,676
	ENTERTAINMENT CONTENT - 1.5%
17,500	Activision Blizzard, Inc.	1,441,475
6,350	Walt Disney Company	1,151,255
		2,592,730
	HEALTH CARE FACILITIES & SERVICES - 2.5%
10,500	UnitedHealth Group, Inc.	4,370,835

	HOME CONSTRUCTION - 1.7%
50,000	Masco Corporation	3,036,000

	HOUSEHOLD PRODUCTS - 1.4%
17,800	Procter & Gamble Company	2,534,542

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
2,600	Goldman Sachs Group, Inc.	1,075,126
29,150	Intercontinental Exchange, Inc.	3,484,300
13,500	Morgan Stanley	1,409,805
		5,969,231
	INSURANCE - 1.6%
9,550	Berkshire Hathaway, Inc., Class B(a)	2,729,104

	INTERNET MEDIA & SERVICES - 9.9%
2,800	Alphabet, Inc., Class A(a)	8,103,060
10,500	Facebook, Inc., Class A(a)	3,983,490
7,200	Netflix, Inc.(a)	4,098,168

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	INTERNET MEDIA & SERVICES - 9.9% (Continued)
20,000	Twitter, Inc.(a)	$ 1,290,000
		17,474,718
	LEISURE FACILITIES & SERVICES - 2.0%
5,600	Domino's Pizza, Inc.	2,894,584
2,600	McDonald's Corporation	617,396
		3,511,980
	MEDICAL EQUIPMENT & DEVICES - 7.1%
20,000	Abbott Laboratories	2,527,400
5,000	Danaher Corporation	1,620,800
19,000	Medtronic PLC	2,536,120
10,450	Stryker Corporation	2,895,695
5,245	Thermo Fisher Scientific, Inc.	2,910,713
		12,490,728
	OIL & GAS PRODUCERS - 1.9%
12,000	Chevron Corporation	1,161,240
21,500	Exxon Mobil Corporation	1,172,180
40,000	Williams Companies, Inc.	987,600
		3,321,020
	REAL ESTATE INVESTMENT TRUSTS - 1.0%
2,500	Alexandria Real Estate Equities, Inc.	515,925
2,350	American Tower Corporation	686,599
1,750	Public Storage	566,318
		1,768,842
	RETAIL - CONSUMER STAPLES - 3.0%
5,500	Costco Wholesale Corporation	2,505,195
18,000	Walmart, Inc.	2,665,800
		5,170,995
	RETAIL - DISCRETIONARY - 3.0%
10,900	Home Depot, Inc. (The)	3,555,362
23,050	TJX Companies, Inc. (The)	1,676,196
		5,231,558
	SEMICONDUCTORS - 1.7%
24,100	Intel Corporation	1,302,846

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SEMICONDUCTORS - 1.7% (Continued)
11,250	QUALCOMM, Inc.	$ 1,650,263
		2,953,109
	SOFTWARE - 13.8%
10,000	Adobe, Inc.(a)	6,637,000
34,200	Microsoft Corporation	10,324,295
19,000	Oracle Corporation	1,693,470
20,700	salesforce.com, Inc.(a)	5,491,089
		24,145,854
	SPECIALTY FINANCE - 0.8%
8,000	Capital One Financial Corporation	1,327,760

	TECHNOLOGY HARDWARE - 7.0%
69,000	Apple, Inc.	10,476,270
30,750	Cisco Systems, Inc.	1,814,865
		12,291,135
	TECHNOLOGY SERVICES - 5.4%
6,000	PayPal Holdings, Inc.(a)	1,731,960
34,000	Visa, Inc.	7,789,400
		9,521,360
	TELECOMMUNICATIONS - 0.5%
15,000	Verizon Communications, Inc.	825,000

	TRANSPORTATION & LOGISTICS - 2.4%
5,700	FedEx Corporation	1,514,433
4,500	Union Pacific Corporation	975,780
9,000	United Parcel Service, Inc.	1,760,670
		4,250,883
	WHOLESALE - CONSUMER STAPLES - 0.8%
17,500	Sysco Corporation	1,393,875

	TOTAL COMMON STOCKS (Cost $58,514,533)	172,224,971

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS - 1.8%
3,080,640	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.01% (Cost $3,080,640)(b)	$ 3,080,640

	TOTAL INVESTMENTS - 100.0% (Cost $61,595,173)	$ 175,305,611
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	53,977
	NET ASSETS - 100.0%	$ 175,359,588

N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2021.